Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets of the Company were mainly as follows:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Cost:
Trademark	474	482
License	3,530	3,530
Dealership	31,717	31,717
Total cost	35,721	35,729
Less: Accumulated amortization	(17,811)	(21,058)
Intangible assets, net	17,910	14,671

Schedule of Annual Estimated Amortization Expense for Intangible Assets

The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

	As of March 31,
	2026	2027	2028	2029	2030
Amortization expenses	3,212	3,209	3,194	3,179	1,857